JRS	Nuveen Real Estate Income Fund Portfolio of Investments September 30, 2019
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 133.0% (94.5% of Total Investments)

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 73.2% (52.0% of Total Investments)

	Diversified – 2.0% (1.4% of Total Investments)

127,975	Liberty Property Trust	$6,568,957

	Health Care – 8.7% (6.2% of Total Investments)

297,625	Healthpeak Properties, Inc., (2)	10,604,379
71,950	Healthcare Trust of America Inc.	2,113,891
69,925	Ventas Inc.	5,106,623
120,575	Welltower Inc.	10,930,123
	Total Health Care	28,755,016

	Hotels, Restaurants & Leisure – 4.0% (2.8% of Total Investments)

499,425	Host Hotels & Resorts Inc.	8,635,058
81,675	Pebblebrook Hotel Trust	2,272,199
174,300	Sunstone Hotel Investors Inc.	2,394,882
	Total Hotels, Restaurants & Leisure	13,302,139

	Industrial – 7.4% (5.2% of Total Investments)

149,900	Duke Realty Corp	5,092,103
226,303	Prologis Inc.	19,285,542
	Total Industrial	24,377,645

	Office – 11.3% (8.0% of Total Investments)

48,175	Alexandria Real Estate Equities Inc.	7,420,877
38,200	Boston Properties Inc.	4,953,012
154,925	Brandywine Realty Trust	2,347,114
107,569	Cousins Properties Inc.	4,043,519
148,725	Douglas Emmett Inc.	6,369,892
108,475	Hudson Pacific Properties Inc.	3,629,573
39,725	Kilroy Realty Corp	3,094,180
42,675	SL Green Realty Corp	3,488,681
30,625	Vornado Realty Trust	1,949,894
	Total Office	37,296,742

	Residential – 16.8% (12.0% of Total Investments)

442,175	American Homes 4 Rent	11,447,911
152,674	Apartment Investment & Management Co, (2)	7,960,422
65,588	AvalonBay Communities Inc.	14,123,064
165,270	Equity Residential	14,256,190
9,125	Essex Property Trust Inc.	2,980,681
168,675	Invitation Homes Inc.	4,994,467
	Total Residential	55,762,735

	Retail – 8.8% (6.3% of Total Investments)

17,400	Federal Realty Investment Trust	2,368,836
118,150	Kimco Realty Corp	2,466,972
47,900	Regency Centers Corp	3,328,571
208,775	Retail Properties of America Inc.	2,572,108
63,374	Simon Property Group Inc.	9,864,163
87,775	Taubman Centers Inc.	3,583,853
175,525	Weingarten Realty Investors	5,113,043
	Total Retail	29,297,546

	Specialized – 14.2% (10.1% of Total Investments)

45,025	CoreSite Realty Corp	5,486,296
109,325	CubeSmart	3,815,443

JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Shares	Description (1)			Value

	Specialized (continued)

84,025	Digital Realty Trust Inc.			$10,907,285
23,900	Equinix Inc.			13,785,520
57,875	Life Storage Inc.			6,100,604
28,737	Public Storage			7,048,324
	Total Specialized			47,143,472
	Total Real Estate Investment Trust Common Stocks (cost $170,901,051)			242,504,252

Shares	Description (1)	Coupon	Ratings (3)	Value

	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS – 59.8% (42.5% of Total Investments)

	Diversified – 4.9% (3.5% of Total Investments)

93,775	PS Business Parks Inc.	5.200%	Baa2	$2,451,278
36,625	PS Business Parks Inc.	5.700%	BBB	943,094
104,925	PS Business Parks Inc.	5.750%	BBB	2,694,474
400,509	VEREIT Inc.	6.700%	BB	10,152,903
	Total Diversified			16,241,749

	Health Care – 0.1% (0.1% of Total Investments)

17,450	Senior Housing Properties Trust	6.250%	BBB–	451,257

	Hotels, Restaurants & Leisure – 2.5% (1.7% of Total Investments)

25,235	Ashford Hospitality Trust Inc.	8.450%	N/R	618,480
6,460	Hersha Hospitality Trust	6.500%	N/R	159,885
11,995	Hersha Hospitality Trust	6.875%	N/R	305,153
7,375	Pebblebrook Hotel Trust	6.375%	N/R	197,724
14,900	Pebblebrook Hotel Trust	6.500%	N/R	385,016
3,175	Sunstone Hotel Investors Inc.	6.450%	N/R	81,375
230,775	Sunstone Hotel Investors Inc.	6.950%	N/R	6,367,082
	Total Hotels, Restaurants & Leisure			8,114,715

	Industrial – 2.5% (1.8% of Total Investments)

83,950	Monmouth Real Estate Investment Corp	6.125%	N/R	2,102,948
59,877	Prologis Inc., (4)	8.540%	BBB	4,326,113
21,069	Rexford Industrial Realty Inc.	5.875%	BB+	541,473
50,437	Rexford Industrial Realty Inc.	5.875%	BB+	1,291,187
	Total Industrial			8,261,721

	Office – 10.8% (7.7% of Total Investments)

12,713	Highwoods Properties Inc., (4)	8.625%	Baa3	15,128,470
240,075	SL Green Realty Corp	6.500%	Ba1	6,239,549
136,376	Vornado Realty Trust	5.250%	Baa3	3,525,320
151,684	Vornado Realty Trust	5.400%	Baa3	3,793,617
275,625	Vornado Realty Trust	5.700%	Baa3	6,967,800
	Total Office			35,654,756

	Residential – 5.2% (3.7% of Total Investments)

46,250	American Homes 4 Rent	5.875%	BB	1,227,013
12,700	American Homes 4 Rent	5.875%	BB	335,153
132,400	American Homes 4 Rent	6.250%	Ba1	3,446,372
94,500	American Homes 4 Rent	6.350%	BB	2,512,755
276,100	American Homes 4 Rent	6.500%	BB	7,482,310
34,373	Mid-America Apartment Communities Inc.	8.500%	BBB–	2,247,994
	Total Residential			17,251,597

	Retail – 23.4% (16.6% of Total Investments)

334,800	Brookfield Property REIT Inc.	6.375%	N/R	8,390,088
200,200	Federal Realty Investment Trust	5.000%	Baa1	5,057,052
66,925	Kimco Realty Corp	5.125%	Baa2	1,739,381
13,850	Kimco Realty Corp	5.250%	Baa2	358,023
18,341	Kimco Realty Corp	5.500%	Baa2	462,560

Shares	Description (1)	Coupon		Ratings (3)	Value

	Retail (continued)

61,050	National Retail Properties Inc.	5.200%		Baa2	$1,576,921
87,103	National Retail Properties Inc.	5.700%		Baa2	2,182,801
72,200	Pennsylvania Real Estate Investment Trust	7.200%		N/R	1,386,962
28,250	Pennsylvania Real Estate Investment Trust	7.375%		N/R	584,775
129,000	Saul Centers Inc.	6.000%		N/R	3,330,780
89,854	Saul Centers Inc.	6.875%		N/R	2,251,741
3,169	Simon Property Group Inc.	8.375%		BBB+	228,802
101,850	SITE Centers Corp	6.250%		Ba1	2,665,414
171,655	SITE Centers Corp	6.375%		BB+	4,627,819
345,352	SITE Centers Corp	6.500%		Ba1	8,720,138
550,875	Taubman Centers Inc.	6.250%		N/R	14,229,101
344,475	Taubman Centers Inc.	6.500%		N/R	8,973,574
182,900	Urstadt Biddle Properties Inc.	5.875%		N/R	4,572,500
57,375	Urstadt Biddle Properties Inc.	6.250%		N/R	1,563,469
182,750	Urstadt Biddle Properties Inc.	6.750%		N/R	4,641,850
	Total Retail				77,543,751

	Specialized – 10.4% (7.4% of Total Investments)

27,075	Digital Realty Trust Inc.	5.850%		Baa3	731,296
47,075	Digital Realty Trust Inc.	5.875%		Baa3	1,185,348
6,100	Digital Realty Trust Inc.	6.350%		Baa3	157,807
86,000	Digital Realty Trust Inc.	6.625%		Baa3	2,290,180
54,456	National Storage Affiliates Trust	6.000%		N/R	1,447,985
34,825	Public Storage	4.900%		A3	896,744
167,850	Public Storage	4.950%		A3	4,310,388
147,424	Public Storage	5.050%		A3	3,828,601
10,375	Public Storage	5.125%		A3	270,269
39,025	Public Storage	5.200%		A3	980,698
112,025	Public Storage	5.200%		A3	2,809,587
187,200	Public Storage	5.375%		A3	4,719,312
33,825	Public Storage	5.400%		A3	872,009
114,850	Public Storage	5.600%		A3	3,229,582
86,075	Public Storage	5.625%		A3	2,153,596
74,000	Public Storage	5.875%		A3	1,873,680
18,100	QTS Realty Trust Inc.	6.500%		B–	2,198,969
17,625	QTS Realty Trust Inc.	7.125%		B–	467,239
	Total Specialized				34,423,290
	Total Real Estate Investment Trust Preferred Stocks (cost $190,059,944)				197,942,836
	Total Long-Term Investments (cost $360,960,995)				440,447,088

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 7.8% (5.5% of Total Investments)

	REPURCHASE AGREEMENTS – 7.8% (5.5% of Total Investments)

$25,857	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $25,857,846, collateralized $22,795,000 U.S. Treasury Bonds, 2.875%, due 5/15/43, value $26,374,955	0.850%	10/01/19		$25,857,235
	Total Short-Term Investments (cost $25,857,235)				25,857,235
	Total Investments (cost $386,818,230) – 140.8%				466,304,323
	Borrowings – (38.0)% (5), (6)				(126,000,000)
	Other Assets Less Liabilities – (2.8)% (7)				(9,019,953)
	Net Assets Applicable to Common Shares – 100%				$331,284,370

JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$72,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(3,668,367)	$(3,668,367)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (SEC) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$242,504,252	$—	$—	$242,504,252
Real Estate Investment Trust Preferred Stocks	178,488,253	19,454,583	—	197,942,836

Short-Term Investments:
Repurchase Agreements	—	25,857,235	—	25,857,235

Investments in Derivatives:
Interest Rate Swaps*	—	(3,668,367)	—	(3,668,367)
Total	$420,992,505	$41,643,451	$—	$462,635,956
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $14,411,517.

(3)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Borrowings as a percentage of Total Investments is 27.0%.

(6)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period investments with a value of $270,765,209 have been pledged as collateral for borrowings.

(7)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

LIBOR	London Inter-Bank Offered Rate

REIT	Real Estate Investment Trust